As filed with the Securities and Exchange Commission on May 8, 2015.

1933 Act Registration No. 333-177369
1940 Act Registration No. 811-22613

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 27	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 30	[X]

JACKSON VARIABLE SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

with a copy to:
Diana R. Gonzalez, Esq.	K&L Gates LLP
Curian Variable Series Trust	70 West Madison Street
Assistant Vice President	Suite 3100
225 West Wacker Drive	Chicago, Illinois 60602-4207
Suite 1200 Chicago, IL 60606	Attn: Alan Goldberg

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on __________ pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
This Post-Effective Amendment No. 27 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 26 to the Trust’s Registration Statement.

EXHIBIT LIST

Exhibit Number 28	Exhibit Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.LAB	XBRL Taxonomy Extenstion Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 27 and has duly caused this Post-Effective Amendment No. 30 to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and the State of Illinois on the 8th day of May, 2015.

JACKSON VARIABLE SERIES TRUST

/s/ Diana R. Gonzalez*
Mark D. Nerud
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 27 has been signed below by the following persons in the capacities and on the date indicated.

/s/ Diana R. Gonzalez*	May 8, 2015
David W. Agostine
Trustee

/s/ Diana R. Gonzalez*	May 8, 2015
Gregory P. Contillo
Trustee

/s/ Diana R. Gonzalez*	May 8, 2015
Dylan E. Taylor
Trustee

/s/ Diana R. Gonzalez*	May 8, 2015
Mark S. Wehrle
Trustee

/s/ Diana R. Gonzalez*	May 8, 2015
Scot T. Wetzel
Trustee

/s/ Diana R. Gonzalez*	May 8, 2015
Mark D. Nerud
President and Chief Executive Officer

/s/ Diana R. Gonzalez*	May 8, 2015
Daniel W. Koors
Treasurer and Chief Financial Officer

* By Diana R. Gonzalez, Attorney In Fact